Columbia Acorn Trust

Columbia Acorn Fund

Columbia Acorn International

Columbia Acorn USA

Columbia Acorn Select

Columbia Acorn International Select

Columbia Thermostat Fund

Supplement dated August 1, 2006 to the
Prospectuses dated May 1, 2006

The Funds listed above are each a “Fund” and collectively, the “Funds,” and the Columbia Acorn Trust is referred to as the “Trust.”  This supplement is effective August 1, 2006.

1. The following is applicable to the Class A, B and C share prospectuses of each Fund:

On July 18, 2006, the board of trustees, including a majority of the independent trustees, approved a 0.10% reduction in the Rule
12b-1 fees applicable to the Class B shares of each Fund. Effective August 1, 2006, Class B shares of each Fund are subject to a 12b-1 fee of 0.75%.

As a result, in the section entitled “Your Account – Sales Charges – Class B Shares,” the last two sentences appearing under the table entitled “Class B Sales Charges” are revised as follows:  “In addition, from the annual fee of 0.75% of the value of your shares paid out of your Fund assets as Rule 12b-1 fees, the distributor receives 0.50% of the value of the shares for each of the first eight years, or an aggregate 4.00% over eight years, which will offset the commission it paid to your financial advisor. Your financial advisor is paid the remaining 0.25% as an ongoing commission for the life of your investment.”

Please consult your financial advisor to assess the impact this fee reduction might have in any analysis of the relative attractiveness of investing in any of the three share classes.

2. The following is applicable to the Class A, B, C and Z share prospectuses of Columbia Acorn USA and Columbia Acorn Select:

On July 18, 2006, the board of trustees, including a majority of the independent trustees, approved amendments to the investment advisory agreement between the Trust and Columbia Wanger Asset Management, L.P. (“CWAM”) to provide additional breakpoints in the advisory fees paid by Columbia Acorn USA and Columbia Acorn Select to CWAM at net asset levels in excess of $2 billion and $3 billion for each Fund. Effective August 1, 2006, the advisory fees paid by Columbia Acorn USA and Columbia Acorn Select to CWAM will be as follows:

Columbia Acorn USA

Assets	Rate of Fee

Up to $200 million	0.940%
$200 million to $500 million	0.890%
$500 million to $2 billion	0.840%
$2 billion to $3 billion	0.800%
$3 billion and over	0.700%

Columbia Acorn Select

Assets	Rate of Fee

Up to $700 million	0.850%
$700 million to $2 billion	0.800%
$2 billion to $3 billion	0.750%
$3 billion and over	0.700%

INT-47/112555-0806

Columbia Acorn Trust

Columbia Acorn Fund

Columbia Acorn International

Columbia Acorn USA

Columbia Acorn Select

Columbia Acorn International Select

Columbia Thermostat Fund

The Funds listed above are each a “Fund” and collectively, the “Funds,” and the Columbia Acorn Trust is referred to as the “Trust.”

SUPPLEMENT DATED AUGUST 1, 2006 TO THE FUNDS’
STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2006

On July 18, 2006, the board of trustees, including a majority of the independent trustees, approved amendments to the investment advisory agreement between the Trust and Columbia Wanger Asset Management, L.P. (“Columbia WAM”) to provide additional breakpoints in the advisory fees paid by Columbia Acorn USA and Columbia Acorn Select to CWAM at net asset levels in excess of $2 billion and $3 billion for each Fund. Effective August 1, 2006, the advisory fee rates paid by Columbia Acorn USA and Columbia Acorn Select to Columbia WAM as shown in the chart on page 42 of the statement of additional information are deleted and replaced as follows:

	Average Daily Net Assets	Annual Fee Rate

Columbia Acorn USA	Up to $200 million	0.94%

	$200 million to $500 million	0.89%

	$500 million to $2 billion	0.84%

	$2 billion to $3 billion	0.80%

	$3 billion and over	0.70%

	Average Daily Net Assets	Annual Fee Rate

Columbia Acorn Select	Up to $700 million	0.85%

	$700 million to $2 billion	0.80%

	$2 billion to $3 billion	0.75%

	$3 billion and over	0.70%

INT-50/112454-0806